OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
OTHER RECEIVABLES

12.	OTHER RECEIVABLES

	December 31,
	2023	2024	2024
	CNY	CNY	US$

Financial assets
Deposits	3	—	—
Others	—	—	—
	3	—	—

Staff advance	12	—	—
Others	3	32	4
	15	32	4

Impairment allowance	—	—	—

Total	18	32	4

The movements in the loss allowance for other receivables during the years indicated are as follows:

	December 31,
	2023	2024	2024
	CNY	CNY	US$

Beginning of the year	2,984	—	—
Provision for expected credit losses, net	6,003	—	—
Disposal of PSTT	(8,987)	—	—

End of the year	—	—	—

For the financial assets included above, an impairment analysis is performed at each reporting date using the probability-of-default approach to measure ECL. The probability of default rates are estimated based on comparable companies with published credit ratings. The calculation reflects the probability weighted outcome, the time value of money and reasonable and supportable information that is available at the reporting date about past events, current conditions, and forward-looking credit risk information. As of December 31, 2024, the probability of default applied was nil, and the loss given default was nil.